Investment Property (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Summary of Changes in Investment Property
(a)
Changes in investment properties for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Beginning balance	₩	28,269	32,995
Transfer from property, plant and equipment		9,928	—
Depreciation		(4,962)	(5,084)
Others		(240)	—
Ending balance	₩	32,995	27,911